Business Acquisition - Additional Information (Detail) - CAD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Jul. 08, 2025	Mar. 28, 2026	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Business Combination [Line Items]
Revenues		$ 19,500	$ 205,424	$ 177,807	$ 185,275
Net profit		$ 1,500	(3,395)	(12,819)	$ (4,631)
Pro-forma Revenue			$ 213,100	203,500
Ontario Limited [Member]
Business Combination [Line Items]
Business combination, Consideration transferred	$ 10,800
Payments to acquire businesses, Gross	8,100
Business Combination, Consideration Transferred, Tangible and Intangible Assets, Excluding Cash	9,700
Notes payable	$ 1,100
Percentage of vendor note payable	2.30%
Business combination, Acquisition-Related cost, Expense	$ 400			$ 200